Putnam Emerging Markets Equity Fund Supplement	Total
Risk/Return:
Supplement Text

Prospectus Supplement	July 26, 2018

Putnam Emerging Markets Equity Fund
Statutory and summary prospectuses dated December 30, 2017

The following changes are effective August 1, 2018:

The Annual fund operating expenses table and the footnotes applicable to that table in the subsection Fees and expenses are restated as follows:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement<>
Class A	0.93%	0.25%	0.88%	2.06%	(0.78)%	1.28%
Class B	0.93%	1.00%	0.88%	2.81%	(0.78)%	2.03%
Class C	0.93%	1.00%	0.88%	2.81%	(0.78)%	2.03%
Class M	0.93%	0.75%	0.88%	2.56%	(0.78)%	1.78%
Class R	0.93%	0.50%	0.88%	2.31%	(0.78)%	1.53%
Class R6	0.93%	N/A	0.68%<	1.61%	(0.78)%	0.83%
Class T	0.93%	0.25%	0.88%>	2.06%	(0.78)%	1.28%
Class Y	0.93%	N/A	0.88%	1.81%	(0.78)%	1.03%

† Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund’s management fee prior to any performance adjustment was 0.92%.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through December 30, 2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

> Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

<> Restated to reflect current fees.

The paragraph and table under the heading “Example” in the subsection Fees and expenses are restated as follows:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period

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in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$698	$1,113	$1,552	$2,769
Class B	$706	$1,097	$1,615	$2,901
Class B (no redemption)	$206	$797	$1,415	$2,901
Class C	$306	$797	$1,415	$3,081
Class C (no redemption)	$206	$797	$1,415	$3,081
Class M	$525	$1,047	$1,595	$3,088
Class R	$156	$647	$1,164	$2,586
Class R6	$85	$432	$802	$1,845
Class T	$377	$806	$1,261	$2,519
Class Y	$105	$494	$907	$2,062